UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 10/29/2009
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:  $82,715,353.66


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------



Airgas Inc Com  		Com	9363102		209	4311	SOLE
Albemarle Corp C		Com	12653101	206	5963	SOLE
Alliant Energy C		Com	18802108	200	7190	SOLE
Apple Inc Com   		Com	37833100	253	1364	SOLE
Blackrock Fds In			91929109	3968	126517	SOLE
Borg Warner Inc 		Com	99724106	221	7306	SOLE
California St De			13066EKM4	116	100000	SOLE
Columbia Mgmt Ma			19765J103	119	10773	SOLE
Conocophillips C		Com	20825C104	258	5723	SOLE
CSX Corp NT 4.87		                   	10	10000	SOLE
Direxion Funds E			254939622	73	37056	SOLE
DWS Securities T			23337G845	4682	687571	SOLE
Envirokare Tech 		Com	29404N209	2	30000	SOLE
Everest Reinsura			G3223R108	228	2597	SOLE
Exxon Mobil Corp		Com	30231G102	600	8744	SOLE
Foot Locker Inc 		Com	344849104	153	12785	SOLE
Frank Russell Sh		                   	335	8223	OTHER
Franklin Custodi			353496300	52	26027	SOLE
General Elec Cap		                   	23	25000	SOLE
General Electric		Com	369604103	234	14276	SOLE
Idacorp Inc Com 		Com	451107106	210	7300	SOLE
Ishares Msci Eaf			464287465	3300	60360	SOLE
Ishares S&P 500 			464287309	8785	162724	SOLE
Ishares S&P 500 			464287408	7854	153423	SOLE
Ishares S&P Mdcp			464287705	7535	119655	SOLE
Ishares S&P Midc			464287887	9131	168912	SOLE
Ishares S&P Smal			464287879	4182	74490	SOLE
John Hancock Rai			750869505	4817	293876	SOLE
Johnson + Johnso		Com	478160104	486	7981	SOLE
Newfield Explora		Com	651290108	310	7289	SOLE
Old Republic Int		Com	680223104	187	15331	SOLE
Oneok Inc Com   		Com	682680103	295	8055	SOLE
Priceline.Com  I		Com	741503403	418	2521	SOLE
Rainier Inv Mgmt			750869604	688	27310	SOLE
Rainier Inv Mgmt			750869208	3463	140390	SOLE
Rowe T Price Mid			779556109	507	11188	SOLE
Royce Fd Low Pri			780905808	231	17446	SOLE
Selected Amern S		Com	816221105	3779	106934	SOLE
Selected Amern S			816221204	791	22360	SOLE
Stratton Fds Inc			863137105	2671	68310	SOLE
Umb Scout Fds In			904199403	2123	75495	SOLE
Verizon Communic		Com	92343V104	237	7835	SOLE
Wells Fargo Bank			949748MV6	51	52000	SOLE






REPORT SUMMARY                44   	DATA RECORDS	82715